FIRST PACIFIC LOW VOLATILITY FUND INVESTOR CLASS
of FIRST PACIFIC MUTUAL FUND, INC.

SUPPLEMENT DATED OCTOBER 1, 2014 TO THE PROSPECTUS
DATED FEBRUARY 1, 2014

Effective immediately, First Pacific Mutual Fund, Inc. has changed its name to Lee Financial Mutual Fund, Inc.  All references in the Prospectus to First Pacific Mutual Fund, Inc. are hereby replaced by Lee Financial Mutual Fund, Inc.

Effective immediately, First Pacific Low Volatility Fund has changed its name to Lee Financial Tactical Fund.  All references in the Prospectus to First Pacific Low Volatility Fund are hereby replaced by Lee Financial Tactical Fund (the “Fund”).

Effective immediately, the Investment Manager to the Fund has changed its name from Lee Financial Group Inc. to Lee Financial Group Hawaii, Inc.  All references in the Prospectus to Lee Financial Group Inc. are hereby replaced by Lee Financial Group Hawaii, Inc.

The Fund has changed its benchmark index from the Dow Jones Moderately Aggressive Portfolio Index to the S&P 500 Index, because the S&P 500 Index is an unmanaged market value weighted index that is comprised of 500 of the largest companies in the U.S. equity market and the Investment Manager believes that this index is more reflective of the Fund’s investment strategy than the Dow Jones Moderately Aggressive Index.

The table on page 6 under “PERFORMANCE”  “Average Annual Total Returns for the Periods Ended December 31, 2013” is revised as follows:

Lee Financial Tactical Fund	1 Year	Since Inception (06/10/2011)
Return Before Taxes	22.62%	8.92%
Return After Taxes on Distributions	19.61%	7.72%
Return After Taxes on Distributions and Sale of Fund Shares	14.28%	6.65%
S&P 500 Index (Index reflects no deduction for fees, expenses or taxes)	32.39%	18.34%
Dow Jones Moderately Aggressive Portfolio Index (Index reflects no deduction for fees, expenses or taxes)	20.73%	11.26%

The second paragraph on page 13 under “Portfolio Holdings” is replaced in its entirety with the following:

“The Fund intends to publish its top ten holdings and other portfolio securities information, such as asset and sector allocations and other portfolio characteristics, on its website, www.LeeHawaii.com, current as of month end, no earlier than fifteen (15) calendar days after the end of the month.  This information will generally remain available on the website at least until the Fund files with the SEC its annual/semi-annual shareholder report or quarterly portfolio holding report that includes such period.  The Fund may terminate or modify this policy at any time without further notice to shareholders.”

There are no other changes to the Prospectus.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

Supplement to the Prospectus

FIRST PACIFIC LOW VOLATILITY FUND INVESTOR CLASS
of FIRST PACIFIC MUTUAL FUND, INC.

SUPPLEMENT DATED OCTOBER 1, 2014 TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 1, 2014

Effective immediately, First Pacific Mutual Fund, Inc. has changed its name to Lee Financial Mutual Fund, Inc.  All references in the Statement of Additional Information to First Pacific Mutual Fund, Inc. are hereby replaced by Lee Financial Mutual Fund, Inc.

Effective immediately, First Pacific Low Volatility Fund has changed its name to Lee Financial Tactical Fund.  All references in the Statement of Additional Information to First Pacific Low Volatility Fund are hereby replaced by Lee Financial Tactical Fund (the “Fund”).

Effective immediately, the Investment Manager to the the Fund has changed its name from Lee Financial Group Inc. to Lee Financial Group Hawaii, Inc.  All references in the Statement of Additional Information to Lee Financial Group Inc. are hereby replaced by Lee Financial Group Hawaii, Inc.

The following is added to the section labeled “Disclosure of Portfolio Holdings Policies” on page 34:  “In addition to the disclosure of portfolio holdings to the Fund’s Service Providers and certain rating and ranking organizations, the following vendors receive the portfolio holdings information on an on-going basis for legitimate business purposes: Morningstar OfficeSM, Morningstar DirectSM, Financial Tracking Technologies LLC and IKAIKA Communications.”

There are no other changes to the Statement of Additional Information.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT
OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

Supplement to the Statement of Additional Information

HAWAII MUNICIPAL FUND INVESTOR CLASS
of FIRST PACIFIC MUTUAL FUND, INC.

SUPPLEMENT DATED OCTOBER 1, 2014 TO THE
PROSPECTUS
DATED FEBRUARY 1, 2014

Effective immediately, First Pacific Mutual Fund, Inc. has changed its name to Lee Financial Mutual Fund, Inc.  All references in the Prospectus to First Pacific Mutual Fund, Inc. are hereby replaced by Lee Financial Mutual Fund, Inc.

Effective immediately, the Investment Manager to the Hawaii Municipal Fund has changed its name from Lee Financial Group Inc. to Lee Financial Group Hawaii, Inc.  All references in the Prospectus to Lee Financial Group Inc. are hereby replaced by Lee Financial Group Hawaii, Inc.

The second paragraph on page 6 under “Portfolio Holdings” is replaced in its entirety with the following:

“The Fund intends to publish its top ten holdings and other portfolio securities information, such as asset and sector allocations and other portfolio characteristics, on its website, www.LeeHawaii.com, current as of month end, no earlier than fifteen (15) calendar days after the end of the month.  This information will generally remain available on the website at least until the Fund files with the SEC its annual/semi-annual shareholder report or quarterly portfolio holding report that includes such period.  The Fund may terminate or modify this policy at any time without further notice to shareholders.”

There are no other changes to the Prospectus.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

Supplement to the Prospectus

HAWAII MUNICIPAL FUND INVESTOR CLASS
of FIRST PACIFIC MUTUAL FUND, INC.

SUPPLEMENT DATED OCTOBER 1, 2014 TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 1, 2014

Effective immediately, First Pacific Mutual Fund, Inc. has changed its name to Lee Financial Mutual Fund, Inc.  All references in the Statement of Additional Information to First Pacific Mutual Fund, Inc. are hereby replaced by Lee Financial Mutual Fund, Inc.

Effective immediately, First Pacific Low Volatility Fund has changed its name to Lee Financial Tactical Fund.  All references in the Statement of Additional Information to First Pacific Low Volatility Fund are hereby replaced by Lee Financial Tactical Fund.

Effective immediately, the Investment Manager to the Hawaii Municipal Fund has changed its name from Lee Financial Group Inc. to Lee Financial Group Hawaii, Inc.  All references in the Statement of Additional Information to Lee Financial Group Inc. are hereby replaced by Lee Financial Group Hawaii, Inc.

The following is added to the section labeled “Disclosure of Portfolio Holdings Policies” on page 24:  “In addition to the disclosure of portfolio holdings to the Fund’s Service Providers and certain rating and ranking organizations, the following vendors receive the portfolio holdings information on an on-going basis for legitimate business purposes: Morningstar OfficeSM, Morningstar DirectSM, Financial Tracking Technologies LLC and IKAIKA Communications.”

There are no other changes to the Statement of Additional Information.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT
OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

Supplement to the Statement of Additional Information